Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
REVENUES:
Leasing revenue	$ 0	$ 71,357
Service revenues and amortization of above market acquired drilling contracts	426,490	164,598
Total revenue	426,490	235,955
EXPENSES:
Drilling rigs and drillships operating expenses	230,392	104,137
Depreciation and amortization	111,486	64,908
Loss / (Gain) on disposals	(43)	87
General and administrative expenses	34,126	17,432
Legal settlements (Note 14)	6,394	0
Operating income	44,135	49,391
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 15)	(62,954)	(22,214)
Interest income	327	10,394
Loss on interest rate swaps (Note 10)	(10,940)	(18,616)
Other, net	1,917	1,256
Total other income/(expenses), net	(71,650)	(29,180)
INCOME/(LOSS) BEFORE INCOME TAXES	(27,515)	20,211
Income taxes (Note 13)	(21,628)	(9,778)
NET INCOME/(LOSS)	$ (49,143)	$ 10,433
EARNINGS/(LOSS) PER SHARE, BASIC AND DILUTED	$ (0.37)	$ 0.08
WEIGHTED AVERAGE NUMBER OF SHARES, BASIC AND DILUTED	131,696,928	131,696,928